UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

 MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23439
Exact name of registrant as specified in charter:	ETF Opportunities Trust
Address of principal executive offices:	8730 Stony Point Parkway Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co. Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: Practus, LLP 11300 Tomahawk Creek Parkway Suite 310 Leawood, KS 66211
Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	December 31
Date of reporting period:	December 31, 2024

TappAlpha SPY Growth & Daily Income ETF

ITEM 1.(a).  Reports to Stockholders.

TappAlpha SPY Growth & Daily Income ETF Tailored Shareholder Report

annual Shareholder Report December 31, 2024 TappAlpha SPY Growth & Daily Income ETF Ticker: TSPY (Listed on the NASDAQ Stock Market®)

This annual shareholder report contains important information about the TappAlpha SPY Growth & Daily Income ETF for the period of August 15, 2024 (inception) to December 31, 2024. You can find additional information about the Fund at www.tappalphafunds.com. You can also request this information by contacting us at (844) 403-2888.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TappAlpha SPY Growth & Daily Income ETF	$27¹	0.68%²

¹	Costs are for the period of August 15, 2024 to December 31, 2024. Costs for a full annual period would be higher.
²	Annualized.

How did the Fund perform last year?

For the period of August 15, 2024 to December 31, 2024, the Fund returned 7.95%, compared to the S&P 500® Index’s 6.65% return. The Fund’s daily covered call strategy generated consistent income, contributing to its total return, while maintaining a beta of approximately 0.8, which reflects lower sensitivity to broad market fluctuations.

Key Factors That Influenced Performance

•	Equity Market Movement: The SPDR S&P 500® ETF (SPY), which serves as the Fund’s core holding, benefited from strong performance in the technology and consumer discretionary sectors.
•	Options Premium Income: The Fund’s daily 0DTE covered call strategy generated consistent option premium income, supporting total return and enhancing the fund’s annualized distribution rate.
•	Beta & Volatility Management: The Fund maintained a beta of approximately 0.8, meaning the fund exhibited lower market sensitivity compared to the S&P500®.
•	Market Volatility Impact: Periods of higher implied volatility increased premium income, while strong equity rallies at times limited upside potential due to the covered call structure.

Top Contributors & Detractors

Contributors:

• SPDR S&P 500® ETF (SPY) – Strong equity market performance supported core holdings.

• Options Premium Income – High implied volatility led to strong option premium capture, enhancing returns.

Detractors:

• Limited Upside Participation – Market rallies at times led to capped gains due to covered call positions.

• Volatility Compression – Lower volatility periods resulted in reduced option premium collection.

Cumulative Performance

(based on a hypothetical $10,000 investment)

TappAlpha SPY Growth & Daily Income ETF - $10,795
S&P 500® Index - $10,665
$11,500
$11,000
$10,500
$10,000
8/15/2024*
8/31/2024
9/30/2024
10/31/2024
11/30/2024
12/31/2024

* Inception

Annual Performance

Total Return Since Inception (8/15/24)
TappAlpha SPY Growth & Daily Income ETF	7.95%
S&P 500® Index	6.65%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

TappAlpha SPY Growth & Daily Income ETF Tailored Shareholder Report

Sector Breakdown

Top Holdings
SPDR S&P 500 ETF Trust	98.78%
First American Government Obligations Fund - Institutional Class	0.78%

Key Fund Statistics

(as of December 31, 2024)

Fund Net Assets	$13,776,870
Number of Holdings	2
Total Advisory Fee Paid	$14,795
Portfolio Turnover Rate	0.00%

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.tappalphafunds.com.

What did the Fund invest in?

(% of Net Assets as of December 31, 2024)

ITEM 1.(b).  Not applicable.

ITEM 2.	CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e) Not applicable.

(f) The code of ethics is attached hereto as exhibit 19(a)(1).

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $15,400 for 2024 and $0 for 2023.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2024 and $0 for 2023.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,300 for 2024 and $0 for 2023. The nature of the services comprising these fees include preparation of excise filings and income tax returns and assistance with calculation of required income, capital gain and excise distributions.

(d) All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2024 and $0 for 2023.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant’s Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant.  The Audit Committee also pre-approves any non-audit services provided by the registrant’s principal accountant to the adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)         NA

(c)         0%

(d)         NA

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2024 and $0 for 2023.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a)	The registrant has an audit committee which was established by the Board of Trustees of the registrant in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. Each of the registrant’s Trustees serves as a member of its Audit Committee.

(b)	Not applicable.

ITEM 6.	INVESTMENTS.

(a)	The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)	Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

* Commencement of Operations August 15, 2024

TappAlpha SPY Growth &
Daily Income ETF

FINANCIAL STATEMENTS

AND OTHER INFORMATION

For the period ended December 31, 2024*

TappAlpha SPY Growth & Daily Income ETF

Schedule of InvestmentsDecember 31, 2024

See Notes to Financial Statements

FINANCIAL STATEMENTS | DECEMBER 31, 2024

		Shares	Value
98.78%	EXCHANGE TRADED FUND
	SPDR S&P 500 ETF Trust(B)	23,220	$13,608,778

98.78%	TOTAL EXCHANGE TRADED FUND
	(Cost: $13,489,047)		13,608,778

0.78%	MONEY MARKET FUND
	First American Government Obligations Fund - Institutional Class 4.388%(A)
	(Cost: $107,988)	107,988	107,988

99.56%	TOTAL INVESTMENTS
	(Cost: $13,597,035)		13,716,766
0.44%	Other assets, net of liabilities		60,104
100.00%	NET ASSETS		$13,776,870

(A)Effective 7 day yield as of December 31, 2024

(B)All or a portion of the security is held as collateral for options written.

TappAlpha SPY Growth & Daily Income ETF

Statement of Assets and LiabilitiesDecember 31, 2024

See Notes to Financial Statements

FINANCIAL STATEMENTS | DECEMBER 31, 2024

ASSETS
Investments at value (cost of $ 13,597,035) (Note 1)	$13,716,766
Cash at broker	27,781
Dividends receivable	37,993
TOTAL ASSETS	13,782,540

LIABILITIES
Accrued advisory fees	5,670
TOTAL LIABILITIES	5,670
NET ASSETS	$13,776,870

Net Assets Consist of:
Paid-in capital	$13,724,788
Distributable earnings (accumulated deficits)	52,082
Net Assets	$13,776,870

NET ASSET VALUE PER SHARE
Net Assets	$13,776,870
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	550,000
Net Asset Value and Offering Price Per Share	$25.05

See Notes to Financial Statements

FINANCIAL STATEMENTS | DECEMBER 31, 2024

TappAlpha SPY Growth & Daily Income ETF

Statement of OperationsFor the Period Ended December 31, 2024*

INVESTMENT INCOME
Dividend Income	$50,868
Interest	23
Total investment income	50,891

EXPENSES
Investment advisory fees (Note 2)	14,795
Net expenses	14,795

Net investment income (loss)	36,096

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(739)
Net realized gain (loss) on options written	(66,910)

Net realized gain (loss) on investments and options written	(67,649)
Net change in unrealized appreciation (depreciation) of investments	119,731
Net realized and unrealized gain (loss) on investments and options written	52,082

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$88,178

*The Fund commenced operations on August 15, 2024.

See Notes to Financial Statements

FINANCIAL STATEMENTS | DECEMBER 31, 2024

INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$36,096
Net realized gain (loss) on investments and options written	(67,649)
Net change in unrealized appreciation (depreciation) of investments	119,731
Increase (decrease) in net assets from operations	88,178

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from earnings	(36,096)
Return of capital	(174,458)
Decrease in net assets from distributions	(210,554)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	13,899,246
Increase (decrease) in net assets from capital stock transactions	13,899,246

NET ASSETS
Increase (decrease) during period	13,776,870
Beginning of period	—
End of period	$13,776,870

*The Fund commenced operations on August 15, 2024.

TappAlpha SPY Growth & Daily Income ETF

Statement of Changes in Net AssetsFor the Period Ended December 31, 2024.*

TappAlpha SPY Growth & Daily Income ETF

Financial HighlightsSelected Per Share Data Throughout the Period

See Notes to Financial Statements

FINANCIAL STATEMENTS | DECEMBER 31, 2024

August 15, 2024* through December 31, 2024
Net asset value, beginning of period	$24.00
Investment activities
Net investment income (loss)(1)	0.16
Net realized and unrealized gain (loss) on investments	1.76
Total from investment activities	1.92
Distributions
Net investment income	(0.15)
Return of capital	(0.72)
Total distributions	(0.87)
Net asset value, end of period	$25.05

Total Return(2)	7.95%
Ratios/Supplemental Data
Ratios to average net assets(3)
Expenses, gross	0.68%
Net investment income (loss)	1.66%
Portfolio turnover rate(4)	0.00%
Net assets, end of period (000’s)	$13,777

(1)Per share amounts calculated using the average shares outstanding during the period.

(2)Total return is for the period indicated and has not been annualized.

(3)Ratios to average net assets have been annualized.

(4)Portfolio turnover rate is zero due to the Fund not purchasing any long-term securities during the period indicated and has not been annualized.

*Commencement of operations.

FINANCIAL STATEMENTS | DECEMBER 31, 2024

TappAlpha SPY Growth & Daily Income ETF

Notes to Financial StatementsDecember 31, 2024

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The TappAlpha SPY Growth & Daily Income ETF (the “Fund”) is a non-diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”) which was organized on March 18, 2019 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The offering of the Fund’s shares is registered under the Securities Act of 1933, as amended. The Fund commenced operations on August 15, 2024.

The Fund’s investment objective is to seek current income while maintaining prospects for capital appreciation.

The Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by the investment manager to make investment decisions, and the results of the operations, as shown in the Statement of Operations and the Financial Highlights for the Fund is the information utilized for the day-to-day management of the Fund. The Fund and the investment manager are party to the expense agreements as disclosed in the Notes to the Financial Statements and resources are not allocated to the Fund based on performance measurements. Due to the significance of oversight and their role, the portfolio manager (or potential other options include - principal executive officer, president, treasurer, CEO, core management team, etc.) of the investment manager is deemed to be the Chief Operating Decision Maker.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Fund records investments at fair value. Generally, the Fund’s domestic securities (including underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges) are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale are valued at the last quoted sales price on the primary exchange or, in the absence of a sale on

FINANCIAL STATEMENTS | DECEMBER 31, 2024

TappAlpha SPY Growth & Daily Income ETF

Notes to Financial Statements - continuedDecember 31, 2024

the primary exchange, at the mean between the current bid and ask prices on such exchange. Exchange traded options are valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the exchange on which the options are traded. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith under procedures approved by the Trust’s Board of Trustees (the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to Tapp Finance, Inc. d/b/a TappAlpha (the “Advisor”) as the Valuation Designee pursuant to the Fund’s policies and procedures. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market.

The Fund has a policy that contemplates the use of fair value pricing to determine the Net Asset Value (“NAV”) per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded, but prior to the time as of which the Fund’s NAV is calculated, that is likely to have changed the value of the security.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

Accounting standards establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value, which are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant

FINANCIAL STATEMENTS | DECEMBER 31, 2024

TappAlpha SPY Growth & Daily Income ETF

Notes to Financial Statements - continuedDecember 31, 2024

observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Fund’s investments as of December 31, 2024:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Exchange Traded Fund	$13,608,778	$—	$—	$13,608,778
Money Market Fund	107,988	—	—	107,988
	$13,716,766	$—	$—	$13,716,766

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and sector.

The Fund held no Level 3 securities at any time during the period ended December 31, 2024.

Cash at Brokers

Cash at brokers is held as collateral for options written. As of December 31, 2024, $27,781 were cash deposits with a broker.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the

FINANCIAL STATEMENTS | DECEMBER 31, 2024

TappAlpha SPY Growth & Daily Income ETF

Notes to Financial Statements - continuedDecember 31, 2024

financial statements, as well as the reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the period ended December 31, 2024 there were no such reclassifications.

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid at least quarterly by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually. The Fund may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

Creation Units

The Fund issues and redeems shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 10,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay to US Bank, N.A. (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders

FINANCIAL STATEMENTS | DECEMBER 31, 2024

TappAlpha SPY Growth & Daily Income ETF

Notes to Financial Statements - continuedDecember 31, 2024

that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Custodian for each creation order is $300. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $300.

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Fund may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Fund’s principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participation Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of December 31, 2024:

	Creation Unit Shares	Creation Transaction Fee	Value
TappAlpha SPY Growth & Daily Income ETF	10,000	$300	$250,500

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant

FINANCIAL STATEMENTS | DECEMBER 31, 2024

TappAlpha SPY Growth & Daily Income ETF

Notes to Financial Statements - continuedDecember 31, 2024

agreement. A participant agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

Derivatives

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objectives through the use of a call option strategy that combines a long position in SPY, an exchange-traded fund designed to track the performance of the S&P 500® Index, with short positions in certain call options. The strategy is a daily covered call option strategy that sells “out of the money” call options with zero days to expiration each day, known as a “daily call”. Daily call options having zero days to expiration are also known as “0DTE” options. In general, an option is a contract that gives the purchaser of the option, in return for a premium, the right to buy from the seller (writer) of the option the security underlying the option at a specified exercise price (the “strike price”) at a specified expiration date. Through this call option strategy, the Fund sells or “writes” exchange-traded call options to generate income from option premiums. These may include but are not limited to selling call options on SPY, or selling call options on the S&P 500® Index (“SPX”) or selling Cboe Mini-SPX Index call options (“XSP”). XSP options are designed to track the S&P 500® Index but trade at a smaller size compared to a standard SPX options contract. The Fund held no options as of December 31, 2024.

The effect of derivative instruments on the Statement of Operations and whose underlying risk exposure is equity price risk for the period ended December 31, 2024 is as follows:

Derivative	Realized Gain (Loss) On Derivatives Recognized in Income*
Call Options Written	$(66,910)

*Statement of Operations location: Net realized gain (loss) on options written.

The effect of the derivative instruments on the Statement of Operations for the period ended December 31, 2024, serve as indicators of the volume of financial derivative activity for the Fund. The volume of options held during the period is generally consistent with those held as of year end and there are none held at December 31, 2024.

FINANCIAL STATEMENTS | DECEMBER 31, 2024

TappAlpha SPY Growth & Daily Income ETF

Notes to Financial Statements - continuedDecember 31, 2024

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor manages the investment portfolio of the Fund, subject to the policies adopted by the Board. In addition, the Advisor also: (i) furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund; and (ii) provides guidance and policy direction in connection with its daily management of the Fund’s assets, subject to the authority of the Board. Under the Advisory Agreement, the Advisor assumes and pays, at its own expense and without reimbursement from the Trust, all ordinary expenses of the Fund, except the fee paid to the Advisor pursuant to the Advisory Agreement, distribution fees or expenses under a Rule 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

For its services with respect to the Fund, the Advisor is entitled to receive an annual advisory fee of 0.68%, calculated daily and payable monthly as a percentage of the Fund’s average daily net assets.

The Advisor has retained Tuttle Capital Management, LLC (the “Sub-Advisor”), to serve as sub-advisor for the Fund. Pursuant to an Investment Sub-Advisory Agreement between the Advisor and the Sub-Advisor (the “Sub-Advisory Agreement”), the Sub-Advisor assists the Advisor in providing day-to-day management of the Fund’s portfolio.

For its services, the Sub-Advisor is paid a fee by the Advisor, which is calculated daily and payable monthly as a percentage of the Fund’s average daily net assets, at an annual rate of 0.04%, subject to a $18,000 annual minimum fee.

FINANCIAL STATEMENTS | DECEMBER 31, 2024

TappAlpha SPY Growth & Daily Income ETF

Notes to Financial Statements - continuedDecember 31, 2024

Fund Administrator

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator. As administrator, CFS supervises all aspects of the operations of the Fund except those performed by the Advisor and the Sub-Advisor. For its services, fees to CFS are computed daily and paid monthly based on the average daily net assets of the Fund. The Advisor pays these fees.

Fund Accountant and Transfer Agent

U.S. Bancorp Fund Services, LLC (“U.S. Bancorp”) serves as the Fund’s Fund Accountant and Transfer Agent pursuant to a Fund Accounting Servicing Agreement and a Transfer Agent Servicing Agreement. For its services, U.S. Bancorp is entitled to a fee. The Advisor pays these fees monthly.

Custodian

U.S. Bank N.A. serves as the Fund’s Custodian pursuant to a Custody Agreement. The Advisor pays these fees monthly.

Distributor

Foreside Fund Services, LLC serves as the Fund’s principal underwriter pursuant to an ETF Distribution Agreement. The Advisor pays the fees for these services monthly.

Trustees and Officers

Each Trustee who is not an “interested person” of the Trust receives compensation for their services to the Fund. Each Trustee receives an annual retainer fee, paid quarterly. Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. The Advisor pays these costs.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus, LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus, LLP. J. Stephen King, Jr., Assistant Secretary of the Trust, is a partner of Practus, LLP. Neither the officers and/or directors of CFS, Mr. Lively or Mr. King receive any special compensation from the Trust or the Fund for serving as officers of the Trust.

The Fund’s Chief Compliance Officer and Assistant Chief Compliance Officer are not compensated directly by the Fund for their service. However, the Assistant Chief Compliance Officer is the Managing Member of Watermark Solutions,

FINANCIAL STATEMENTS | DECEMBER 31, 2024

TappAlpha SPY Growth & Daily Income ETF

Notes to Financial Statements - continuedDecember 31, 2024

LLC (“Watermark”), which provides certain compliance services to the Fund, including the provision of the Chief Compliance Officer and the Assistant Chief Compliance Officer. The Chief Compliance Officer is the Managing Member of Fit Compliance, LLC, which has been retained by Watermark to provide the Chief Compliance Officer’s services.

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than in-kind transactions and short-term investments for the period ended December 31, 2024 were as follows:

Purchases	Sales
$ —	$323,235

The costs of purchases of in-kind transactions associated with creations for the period ended December 31, 2024 was $13,813,021.

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The tax character of distributions paid during the period ended December 31, 2024 were as follows:

Distributions paid from:
Ordinary income	$36,096
Return of capital	174,458
$210,554

As of December 31, 2024, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

Other accumulated losses	(66,669)
Net unrealized appreciation (depreciation) on investments	118,751
$52,082

FINANCIAL STATEMENTS | DECEMBER 31, 2024

TappAlpha SPY Growth & Daily Income ETF

Notes to Financial Statements - continuedDecember 31, 2024

As of December 31, 2024, the Fund had a capital loss carryforward of $66,669 of which $26,633 is considered short term and $40,036 is considered long term. These losses may be carried forward indefinitely.

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
$13,598,015	$234,977	$(116,226)	$118,751

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to deferral of wash sale losses.

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Fund are listed for trading on the NASDAQ Stock Market® and trade at market prices rather than at NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV. The Fund will issue and redeem shares at NAV only in large blocks of 10,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

All orders to create Creation Units must be placed with the Fund’s distributor or transfer agent either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the Securities and Exchange Commission (“SEC”), by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participation Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” Investors should contact the Distributor for the names of Authorized Participants. All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

Shares of beneficial interest transactions for the Fund were:

Period ended December 31, 2024
Shares sold	550,000
Shares redeemed	—
Net increase (decrease)	550,000

FINANCIAL STATEMENTS | DECEMBER 31, 2024

TappAlpha SPY Growth & Daily Income ETF

Notes to Financial Statements - continuedDecember 31, 2024

NOTE 6 – SECTOR RISK

If the Fund has significant investments in the securities of issuers or in industries within a particular sector, any development affecting that issuer or sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that issuer of sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular issuer or sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular issuer or sector and therefore the value of a Fund’s portfolio will be adversely affected. As of December 31, 2024, 98.78% of the value of the net assets of the Fund were invested in SPDR S&P 500 ETF Trust.

NOTE 7 – RISKS OF INVESTING IN THE FUND

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A complete description of the principal risks is included in the Fund’s prospectus under the heading “Principal Risks.”

NOTE 8 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statement of Assets and Liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

FINANCIAL STATEMENTS | DECEMBER 31, 2024

TappAlpha SPY Growth & Daily Income ETF

Report of Independent Registered Public Accounting Firm

To the Shareholders TappAlpha SPY Growth & Daily Income ETF
Board of Trustees of ETF Opportunities Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of TappAlpha SPY Growth & Daily Income ETF (the “Fund”), a series of ETF Opportunities Trust, as of December 31, 2024, the related statements of operations and changes in net assets and the financial highlights for the period August 15, 2024 (commencement of operations) through December 31, 2024, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations, the changes in net assets and the financial highlights for the period August 15, 2024 (commencement of operations) through December 31, 2024, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Tapp Finance, Inc. d/b/a TappAlpha since 2024.

COHEN & COMPANY, LTD.
Cleveland, Ohio
March 3, 2025

FINANCIAL STATEMENTS | DECEMBER 31, 2024

TappAlpha SPY Growth & Daily Income ETF

Supplemental Information (unaudited)

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

Not applicable.

Remuneration paid to Trustees, Officers, and others of open-end management investment companies.

For the period ended December 31, 2024, the Advisor paid the following remuneration to Trustees and Officers:

Trustee Compensation	Chief Compliance Officer’s Services
$2,508	$5,372

Statement Regarding Basis for Approval of Investment Advisory Contract.

This annual report pertains only to the TappAlpha SPY Growth & Daily Income ETF; however, the disclosure below pertains to this fund and the TappAlpha Innovation 100 Growth & Daily Income ETF, a fund that has not commenced operations. Once the TappAlpha Innovation 100 Growth & Daily Income ETF commences operations, this disclosure will be provided again in the next financial report that is prepared and applicable to this fund.

At a meeting held on December 19, 2023 (the “Meeting”), the Board of Trustees (the “Board”) of the ETF Opportunities Trust (the “Trust”) considered the approval of the proposed Investment Advisory Agreement (the “Tapp Finance Advisory Agreement”) between the Trust and Tapp Finance, Inc. (“Tapp Finance,” or the “Adviser”), and the Investment Sub-Advisory Agreement (the “Tapp Finance Sub-Advisory Agreement”) among Tapp Finance, the Trust, and Tuttle Capital Management, LLC (“Tuttle”), with respect to the TappAlpha Innovation 100 Growth & Daily Income ETF and TappAlpha SPY Growth & Daily Income ETF (the “Tapp Finance ETFs”). The Board reflected on its discussions with the representatives from Tapp Finance and Tuttle earlier in the Meeting regarding the manner in which the Tapp Finance ETFs are to be managed and the roles and responsibilities of Tapp Finance and Tuttle under the Tapp Finance Advisory Agreement and Tapp Finance Sub-Advisory Agreement (collectively, the “Tapp Finance Advisory Agreements”).

FINANCIAL STATEMENTS | DECEMBER 31, 2024

TappAlpha SPY Growth & Daily Income ETF

Supplemental Information (unaudited) - continued

The Trustees reviewed a memorandum from counsel of the Trust (“Trust Counsel”) that addressed the Trustees’ duties when considering the approval of the Tapp Finance Advisory Agreements and the responses of Tapp Finance and Tuttle to requests for information from Trust Counsel on behalf of the Board. He noted that the responses included information on the personnel of and services to be provided by Tapp Finance and Tuttle, an expense comparison analysis for the Tapp Finance ETFs and comparable ETFs, and the Tapp Finance Advisory Agreements. He discussed the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the Tapp Finance Advisory Agreements, including the following material factors: (i) the nature, extent, and quality of the services to be provided by Tapp Finance and Tuttle; (ii) the costs of the services to be provided and profits to be realized by Tapp Finance and Tuttle from the relationship with the Tapp Finance ETFs; (iii) the extent to which economies of scale would be realized if the Tapp Finance ETFs grow and whether advisory fee levels reflect those economies of scale for the benefit of its investors; and (iv) possible conflicts of interest and other benefits.

In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared or presented at this Meeting. The Board requested or was provided with information and reports relevant to the approval of the Tapp Finance Advisory Agreements, including: (i) information regarding the services and support to be provided by Tapp Finance and Tuttle to the Tapp Finance ETFs; (ii) presentations by management of Tapp Finance and Tuttle addressing the investment philosophy, investment strategy, personnel and operations to be utilized in managing the Tapp Finance ETFs; (iii) information pertaining to the compliance structure of Tapp Finance and Tuttle; (iv) disclosure information contained in the Tapp Finance ETFs’ registration statements and each firm’s Form ADV and/or the policies and procedures of each firm; and (v) the memorandum from Trust Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Tapp Finance Advisory Agreements, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

Trust Counsel reminded the Board that it also requested and received various informational materials including, without limitation: (i) documents containing information about Tapp Finance and Tuttle, including financial information, personnel and the services to be provided by Tapp Finance and Tuttle to the Tapp Finance ETFs, each firm’s compliance program, current legal matters, and other general information; (ii) projected expenses of the Tapp Finance ETFs and

FINANCIAL STATEMENTS | DECEMBER 31, 2024

TappAlpha SPY Growth & Daily Income ETF

Supplemental Information (unaudited) - continued

comparative expense information for other ETFs with strategies similar to the Tapp Finance ETFs prepared by an independent third party; (iii) the anticipated effect of size on the Tapp Finance ETFs’ performance and expenses; and (iv) benefits anticipated to be realized by Tapp Finance and Tuttle from their relationship with the Tapp Finance ETFs.

The Board did not identify any particular information that was most relevant to its consideration to approve the Tapp Finance Advisory Agreements and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the Tapp Finance Advisory Agreements, the Trustees considered numerous factors, including:

The nature, extent, and quality of the services to be provided by Tapp Finance and Tuttle.

In this regard, the Board considered the responsibilities of Tapp Finance and Tuttle under the Tapp Finance Advisory Agreements. The Board reviewed the services to be provided by Tapp Finance and Tuttle to the Tapp Finance ETFs, including, without limitation, Tapp Finance’s process for formulating investment recommendations and the processes of Tapp Finance and Tuttle for assuring compliance with the Tapp Finance ETFs’ investment objectives and limitations; Tuttle’s processes for trade execution and broker-dealer selection for portfolio transactions; the coordination of services by Tapp Finance for the Tapp Finance ETFs among the service providers; and the anticipated efforts of Tapp Finance to promote the Tapp Finance ETFs and grow their assets. The Board considered: the staffing, personnel, and methods of operating of Tapp Finance and Tuttle; the education and experience of each firm’s personnel; and information provided regarding its compliance program and policies and procedures. After reviewing the foregoing and further information from Tapp Finance and Tuttle, the Board concluded that the quality, extent, and nature of the services to be provided by Tapp Finance and Tuttle was satisfactory and adequate for the Tapp Finance ETFs.

The investment performance of Tapp Finance and Tuttle.

The Board noted that the Tapp Finance ETFs had not yet commenced operations. The Trustees considered Tapp Finance’s experience in developing models utilizing the same methodology as will be used to manage the Tapp Finance ETFs, and Tuttle’s experience in trade execution and broker-dealer selection.

FINANCIAL STATEMENTS | DECEMBER 31, 2024

TappAlpha SPY Growth & Daily Income ETF

Supplemental Information (unaudited) - continued

The costs of services to be provided and profits to be realized by Tapp Finance and Tuttle from the relationship with the Tapp Finance ETFs.

In this regard, the Board considered the financial condition of Tapp Finance and Tuttle and the level of commitment to the Tapp Finance ETFs by Tapp Finance and Tuttle. The Board also considered the projected assets and proposed expenses of the Tapp Finance ETFs, including the nature and frequency of advisory payments. The Trustees noted the information on projected profitability provided by Tapp Finance and Tuttle. The Trustees considered the unitary fee structure proposed by Tapp Finance. The Board compared the proposed unitary fee of each of the Tapp Finance ETFs to the advisory fees and net expense ratios of ETFs in a custom category prepared by Morningstar (“Category”), and a peer group selected from its Category (“Peer Group”). The Trustees noted that the proposed unitary fee of each of the Tapp Finance ETFs was the same as the median net advisory fees of the Category and Peer Group, while each Tapp Finance ETF’s projected net expense ratio was higher than the median of its Category and the same as the median of its Peer Group. The Trustees acknowledged Tapp Finance’s representation that the proposed advisory fees are appropriate and competitively priced for an actively managed fund. The Trustees also considered the split of the advisory fees paid to Tapp Finance versus those paid to Tuttle and the respective services provided by each to the Tapp Finance ETFs. After further consideration, the Board concluded that the projected profitability and fees to be paid to Tapp Finance and Tuttle were within an acceptable range in light of the services to be rendered by Tapp Finance and Tuttle.

The extent to which economies of scale would be realized as the Tapp Finance ETFs grow and whether advisory fee levels reflect these economies of scale for the benefit of the Tapp Finance ETFs’ investors.

The Trustees considered that it was not anticipated that the Tapp Finance ETFs would be of sufficient size to achieve economies of scale in the first few years of operations. The Board noted that the unitary fee structure limits the shareholders’ exposure to underlying operating expense increases.

Possible conflicts of interest and other benefits.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the Tapp Finance ETFs; the basis of decisions to buy or sell securities for the Tapp Finance ETFs; and the substance and administration of the Code of Ethics and

FINANCIAL STATEMENTS | DECEMBER 31, 2024

TappAlpha SPY Growth & Daily Income ETF

Supplemental Information (unaudited) - continued

other relevant policies of Tapp Finance and Tuttle. The Board noted that Tapp Finance and Tuttle have each represented that it does not anticipate utilizing soft dollars or commission recapture with regard to the Tapp Finance ETFs. The Board also considered potential benefits for Tapp Finance and Tuttle in managing the Tapp Finance ETFs. Following further consideration and discussion, the Board concluded that the standards and practices of Tapp Finance and Tuttle relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by Tapp Finance and Tuttle from managing the Tapp Finance ETFs were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Trust Counsel and further discussion and careful review by the Trustees, the Board determined that the compensation payable under the Tapp Finance Advisory Agreements was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they approved the Tapp Finance Advisory Agreements.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7 which includes remuneration paid to the Trustees and Officers in the Supplemental Information.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Reference Item 7 which includes investment advisory contract renewal in the Supplemental Information.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable because it is not a closed-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.  CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Code of Ethics in response to Item 2 of this Form N-CSR is attached hereto.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 - Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1) Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2) Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: March 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: March 7, 2025

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: March 7, 2025

* Print the name and title of each signing officer under his or her signature.